Related Party Balance and Transactions (Details) - Schedule of Deferred Revenue-Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Deferred revenue - related parties
Deferred revenue- related parties		$ 333,733	$ 347,471
Shanghai Hui Yang Investment Co.[Member]
Deferred revenue - related parties
Deferred revenue- related parties	[1]	$ 333,733	$ 347,471

[1]	The balance as of June 30, 2023 and December 31, 2022 represented the advance from the related party for tailored services.